Details of Significant Accounts - Costs and expenses by nature, schedule of costs and expenses by nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts [Abstract]
Cost of goods sold	$ 0	$ 11
Employee benefit expenses	15,875	14,479
Promotional fees	6,656	5,611
Platform fees	6,812	5,196
Professional service fees	1,677	2,710
Insurance expenses	550	723
Warranty cost	267	287
Depreciation of right-of-use assets	280	250
Depreciation of property, plant and equipment	147	94
Amortization of intangible assets	75	26
Expected credit gains	(67)	0
Others	1,713	1,392
Total operating costs and operating expenses	$ 33,985	$ 30,779